Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of other non-current assets
	As of June 30,
	2022	2021
Prepayment of developing a metaverse platform	4,597,232	-
Prepayment of developing non-fungible tokens (“NFTs”)	2,800,000	-
Prepaid consulting fees	925,933	-
Prepaid renovation expenses	886,367	-
Prepayment of copyright licenses	580,000	-
Prepaid royalties	95,798	-
Security deposit	55,425	-
Others	68,445	-
Total	$10,009,200	$-